Equity (Details) - CLP ($) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 26, 2026	Mar. 27, 2025	Mar. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Equity [Line Items]
Number of registered shares (in Shares)				101,017,081,114	101,017,081,114		101,017,081,114
Minimum distribution, percentage				30.00%
Common Shareholders [Member]
Equity [Line Items]
Dividends per ordinary share (in Pesos per share)	$ 9.99757030464	$ 9.85357420889	$ 8.0771628686
Dividends paid				$ 995,380	$ 815,932
Designated fair value				$ 1,916		$ 212,012		$ 212,012